Operating Leases	6 Months Ended
Jun. 30, 2023
Operating Leases [Abstract]
Operating leases

8. Operating leases

The Company entered into various operating lease agreements for offices space. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The following component of lease cost are included in the Company’s unaudited consolidated statements of operations and comprehensive income (loss):

	For the six months ended June 30, 2022	For the six months ended June 30, 2023
	(Unaudited) RMB	(Unaudited) RMB
Operating lease cost	2,746,934	3,922,677
Short-term lease cost	249,725	177,103
Total lease cost	2,996,659	4,099,780

Supplemental disclosure related to operating leases were as follows:

	For the six months ended June 30, 2022	For the six months ended June 30, 2023
	(Unaudited) RMB	(Unaudited) RMB
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	2,810,619	2,139,410

	As of December 31, 2022	As of June 30, 2023
		(Unaudited)

Weighted average remaining lease term of operating leases (years)	1.65	1.17
Weighted average discount rate of operating leases	6.24%	6.24%

The following table summarizes the maturity of operating lease liabilities as of June 30, 2023:

2023
As of June 30,	(Unaudited)
RMB
Remaining of 2023	2,305,112
2024	2,403,077
Thereafter	-
Total lease payments	4,708,189
Less: imputed interest	(147,773)
Total lease liabilities	4,560,416